PROPERTY AND EQUIPMENT	9 Months Ended
Jan. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment at January 31, 2022 and January 31, 2021 consists of the following:

	January 31, 2022	January 31, 2021

Furniture and Fixtures	$620,951	$1,060,942
Less: Accumulated Depreciation	(90,120)	(0)
Net Property and Equipment	$530,831	$1,060,942

Depreciation expense for the nine months ended January 31, 2022 was $45,060 and $0 for January 31, 2021 respectively. Property and equipment are recorded at cost. Depreciation is computed on the straight-line method, based on the estimated useful lives of the assets.